Organization and Summary of Significant Accounting Policies (Details 14) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Changes in warranty reserve
Balance, Beginning of Year	$ 4,958	$ 3,856	$ 1,718
Provision Charged (Credited) to Expense	(404)	2,050	2,807
Payments	2,054	948	669
Balance, End of Year	$ 2,500	$ 4,958	$ 3,856